Nature of Business and Organization - Schedule of Consolidated Financial Statements Reflect the Activities (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Megan Holdings Limited (“MHL”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of effective ownership
Ownership	The listing entity
Principal Activities	Investment holding
Megan Mezanin Sdn Bhd (“MMSB”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of effective ownership	100.00%	100.00%	100.00%
Ownership	Wholly-owned by MHL
Principal Activities	Development, construction and maintenance of aquaculture and agriculture farms and related works
Megan Technologies Sdn Bhd (“MTSB’) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of effective ownership	99.99%	99.99%
Ownership	Partial-owned by MMSB
Principal Activities	Supply and installation of Smart Industrial Technologies and Solutions